ANCHOR RISK MANAGED INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	CLOSED END FUNDS — 23.4%
	EQUITY - 2.7%
18,000	Blackrock Science & Technology Trust	$ 736,920

	FIXED INCOME - 20.7%
175,000	Nuveen Credit Strategies Income Fund	890,750
70,000	Nuveen Preferred & Income Opportunities Fund	574,700
124,300	PIMCO Dynamic Income Fund	2,246,101
134,500	PIMCO Dynamic Income Opportunities Fund	1,874,930
		5,586,481

	TOTAL CLOSED END FUNDS (Cost $6,298,536)	6,323,401

	EXCHANGE-TRADED FUNDS — 51.7%
	EQUITY - 51.7%
54,833	Defiance Nasdaq 100 Target 30 Income ETF	1,318,734
40,000	Defiance S&P 500 Target 30 Income ETF	1,294,800
67,000	First Trust BuyWrite Income ETF	1,589,240
74,000	First Trust Nasdaq BuyWrite Income ETF	1,542,160
169,500	Global X Nasdaq 100 Covered Call ETF	2,961,165
40,000	JPMorgan Equity Premium Income ETF	2,316,400
37,000	JPMorgan Nasdaq Equity Premium Income ETF	2,175,970
14,000	NEOS Nasdaq-100 Hedged Equity Income ETF	763,770
		13,962,239

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,423,135)	13,962,239

	SHORT-TERM INVESTMENTS — 19.7%
	MONEY MARKET FUND - 19.7%
5,308,590	First American Government Obligations Fund Class X, 3.88% (Cost $5,308,590)(a)	5,308,590

	TOTAL INVESTMENTS - 94.8% (Cost $27,030,261)	$ 25,594,230
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.2%	1,406,657
	NET ASSETS - 100.0%	$ 27,000,887

ANCHOR RISK MANAGED INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
15	CME E-Mini Standard & Poor's 500 Index Futures	12/22/2025	$ 5,144,625	$ 59,154
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of November 30, 2025.

ANCHOR RISK MANAGED EQUITY STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUND — 87.7%
	EQUITY - 87.7%
178,500	Invesco QQQ Trust Series 1	$ 110,536,125
57,000	SPDR S&P 500 ETF	38,953,230
		149,489,355

	TOTAL EXCHANGE-TRADED FUND (Cost $53,539,873)	149,489,355

	SHORT-TERM INVESTMENTS — 3.9%
	MONEY MARKET FUND - 3.9%
6,681,692	First American Government Obligations Fund Class X, 3.88% (Cost $6,681,692)(a	6,681,692

	TOTAL INVESTMENTS - 91.6% (Cost $60,221,565)	$ 156,171,047
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.4%	14,391,871
	NET ASSETS - 100.0%	$ 170,562,918

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of November 30, 2025.